Note 19 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Total	$ 13	$ 5
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	0	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	13,500	6,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0	0
Open Tax Year	2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2016 2017 2018 2019 2020 2021 2022
Increase (Decrease) in Employee Related Liabilities, Total		$ 1,400
Subject to Expiration [Member]
Operating Loss Carryforwards	$ 1,400
Research Tax Credit Carryforward [Member] | Subject to Expiration [Member]
Tax Credit Carryforward, Amount	26
Domestic Tax Authority [Member]
Operating Loss Carryforwards	346,400
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	6,600
Domestic Tax Authority [Member] | Before Tax Year 2018 [Member]
Operating Loss Carryforwards	114,900
Domestic Tax Authority [Member] | Tax Years 2018 to 2022 [Member]
Operating Loss Carryforwards	231,500
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	167,900
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 4,100